Interest-bearing liabilities	12 Months Ended
Dec. 31, 2017
Interest-bearing liabilities
Interest-bearing liabilities

23. Interest-bearing liabilities

					Carrying amount EURm
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2017	2016
Nokia Corporation	6.75% Senior Notes(1)	EUR	231	February 2019	241	527
Nokia Corporation	5.375% Senior Notes(2)	USD	581	May 2019	487	961
Nokia Corporation	1.00% Senior Notes(1)	EUR	500	March 2021	498	–
Nokia Corporation	3.375% Senior Notes(2)	USD	500	June 2022	406	–
Nokia Corporation	2.00% Senior Notes(1)	EUR	750	March 2024	744	–
Nokia Corporation	4.375% Senior Notes(2)	USD	500	June 2027	404	–
Nokia of America Corporation	6.5% Senior Notes(1)(2)	USD	74	January 2028	62	287
Nokia of America Corporation	6.45% Senior Notes(1)(2)	USD	206	March 2029	174	1 306
Nokia Corporation	6.625% Senior Notes	USD	500	May 2039	424	482
Nokia Corporation	Revolving Credit Facility	EUR	1 579	June 2020	–	–
Nokia Corporation and various subsidiaries	Other liabilities(3)				326	464
Total					3 766	4 027

(1)

In March 2017, the Group issued EUR 500 million 1.00% Senior Notes due 2021 and EUR 750 million 2.00% Senior Notes due 2024 under the 5 billion Euro Medium-Term Note Programme. The proceeds of the new notes were used to redeem (nominal amounts) EUR 269 million of the 2019 Euro Notes, USD 86 million of the 2028 USD Notes and USD 401 million of the 2029 USD Notes and for general corporate purposes.

(2)

In June 2017, the Group issued USD 500 million 3.375% Senior Notes due 2022 and USD 500 million 4.375% Senior Notes due 2027 under U.S. Securities Act of 1933, as amended. The proceeds of the new notes were used to redeem (nominal amounts) USD 419 million of the 2019 USD Notes, USD 140 million of the 2028 USD Notes and USD 753 million of the 2029 USD Notes and for general corporate purposes.

(3)

Includes liabilities related to the French research and development tax credits (Crédits d’Impôt Recherche) of EUR 62 million (EUR 132 million in 2016) that have been sold to banks on a recourse basis and hence remain on the consolidated statement of financial position.

All borrowings presented above are senior unsecured and have no financial covenants.

Changes in interest-bearing liabilities arising from financing activities:

	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long-term borrowings	Total
As of January 1, 2017	3 657	370	(30)	3 997
Cash flows	132	(40)	(49)	43
Non-cash changes:
Acquisitions	–	4	–	4
Translation differences	(291)	(12)	199	(104)
Changes in fair value	(46)	–	15	(31)
Other	5	(13)	–	(8)
As of December 31, 2017	3 457	309	135	3 901